UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  April 25 2008

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $237,386






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     5990 108610.00SH       SOLE                108610.00
ACCENTURE LTD.                 COM              G1150G111     5162 146783.00SH       SOLE                146783.00
ALCOA INC.                     COM              013817101     5608 155523.00SH       SOLE                155523.00
AMERICAN EXPRESS COMPANY       COM              025816109     4316 98728.00 SH       SOLE                 98728.00
AMERICAN INTL GROUP            COM              026874107     4295 99308.00 SH       SOLE                 99308.00
AMPHENOL CORP-CL A             COM              032095101     5382 144487.00SH       SOLE                144487.00
ANSYS, INC.                    COM              03662Q105     6515 188730.00SH       SOLE                188730.00
APACHE CORP.                   COM              037411105    10123 83785.00 SH       SOLE                 83785.00
APPLIED MATERIALS, INC.        COM              038222105     5826 298607.00SH       SOLE                298607.00
BB&T CORP.                     COM              054937107     4377 136540.00SH       SOLE                136540.00
BUCYRUS INTERNATIONAL, INC.    COM              118759109     8300 81655.00 SH       SOLE                 81655.00
C.H. ROBINSON WORLDWIDE, INC.  COM              12541W209     6217 114276.00SH       SOLE                114276.00
CISCO SYSTEMS                  COM              17275R102     5998 248981.00SH       SOLE                248981.00
DANAHER CORP.                  COM              235851102     8746 115039.00SH       SOLE                115039.00
DOVER CORP.                    COM              260003108     5319 127307.00SH       SOLE                127307.00
ESTERLINE TECHNOLOGIES CORP    COM              297425100     5878 116703.00SH       SOLE                116703.00
EXPEDITORS INTL                COM              302130109     7144 158126.00SH       SOLE                158126.00
EXXON MOBIL CORPORATION        COM              30231G102    11674 138028.00SH       SOLE                138028.00
GENERAL ELECTRIC               COM              369604103      559 15100.00 SH       SOLE                 15100.00
GOLDMAN SACHS GROUP INC.       COM              38141G104     8132 49170.00 SH       SOLE                 49170.00
HARTFORD FINANCIAL SERVICES GR COM              416515104     5171 68241.00 SH       SOLE                 68241.00
HENRY (JACK) & ASSOC, INC.     COM              426281101     5608 227303.00SH       SOLE                227303.00
HOME DEPOT                     COM              437076102     2974 106317.00SH       SOLE                106317.00
IBM                            COM              459200101      259  2252.00 SH       SOLE                  2252.00
ILLINOIS TOOL WORKS            COM              452308109     5845 121188.00SH       SOLE                121188.00
INTEL CORP.                    COM              458140100     4899 231289.00SH       SOLE                231289.00
JOHNSON & JOHNSON              COM              478160104     5708 87988.00 SH       SOLE                 87988.00
KEYCORP                        COM              493267108      341 15514.00 SH       SOLE                 15514.00
MICROSOFT CORP.                COM              594918104     5887 207439.00SH       SOLE                207439.00
MOOG INC-CLASS A               COM              615394202     4961 117538.00SH       SOLE                117538.00
NOBLE CORPORATION              COM              G65422100     5188 104444.00SH       SOLE                104444.00
PEPSICO, INC.                  COM              713448108     7994 110727.00SH       SOLE                110727.00
PROCTER & GAMBLE               COM              742718109     6860 97908.00 SH       SOLE                 97908.00
SCHERING-PLOUGH                COM              806605101     2826 196115.00SH       SOLE                196115.00
SCHWAB (CHARLES) CORP.         COM              808513105     6361 337789.00SH       SOLE                337789.00
SOVEREIGN BANCORP              COM              845905108     2808 301291.00SH       SOLE                301291.00
ST JUDE MEDICAL                COM              790849103     5934 137396.00SH       SOLE                137396.00
STEM CELL AUTHORITY LTD        COM              85857C108        7 100000.00SH       SOLE                100000.00
TIDEWATER INC.                 COM              886423102     5607 101744.00SH       SOLE                101744.00
VALSPAR CORP.                  COM              920355104     4466 225121.00SH       SOLE                225121.00
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     5330 113784.00SH       SOLE                113784.00
WELLS FARGO COMPANY            COM              949746101     5243 180171.00SH       SOLE                180171.00
WM. WRIGLEY JR. COMPANY        COM              982526105     6430 102317.00SH       SOLE                102317.00
ZIMMER HOLDINGS                COM              98956p102     5118 65728.00 SH       SOLE                 65728.00